FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /

          Pre-Effective Amendment No.                                 / /
          Post-Effective Amendment No.   20                           /X/

                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / /

          Amendment No. 20                                            /X/


                        (Check appropriate box or boxes.)

                  PAUZE FUNDS - File Nos. 33-71562 and 811-8148
               (Exact Name of Registrant as Specified in Charter)

            14340 Torrey Chase Blvd., Ste. 170, Houston, Texas 77014
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (281) 444-6012
                                                           --------------

        Philip C. Pauze, President, Pauze Funds, 14340 Torrey Chase Blvd.
                         Ste. 170, Houston, Texas 77014
        -----------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With Copy To:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b)

/X/  on (September 1, 2001) pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                     [LOGO]
                                 PAUZE FUNDS(TM)
--------------------------------------------------------------------------------
                         PAUZE U.S. GOVERNMENT FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                            LIMITED DURATION FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                         INTERMEDIATE TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                            SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                                 NO LOAD SHARES

               For Information, Shareholder Services and Requests:

                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                                 1-800-327-7170

                                     [LOGO]

-------------------------------------------------------------------------------
AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED OF THE FUNDS' SHARES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                SEPTEMBER 1, 2001

                                TABLE OF CONTENTS


RISK/RETURN SUMMARY..........................................................


HOW THE FUNDS HAVE PERFORMED.................................................

COSTS OF INVESTING IN THE FUNDS..............................................

HOW TO PURCHASE SHARES.......................................................

HOW TO EXCHANGE SHARES.......................................................

HOW TO REDEEM SHARES.........................................................

MANAGEMENT OF THE FUNDS......................................................

SHAREHOLDER SERVICES.........................................................

HOW SHARES ARE VALUED........................................................

DISTRIBUTIONS AND TAXES......................................................

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS...................

FINANCIAL HIGHLIGHTS.........................................................


PRIVACY POLICY...............................................................

                               RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE


     Pauze Funds(TM)offers investors four fixed income funds: the Pauze U.S. Government Fund(TM), the Pauze U.S. Government Limited Duration Fund(TM), the Pauze U.S. Government Intermediate Term Bond Fund(TM)and the Pauze U.S. Government Short Term Bond Fund(TM). The investment objective of each Fund is to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. government and/or government agency securities within prescribed maturity ranges.


PRINCIPAL STRATEGIES

     The Funds' advisor uses extensive fundamental and technical analysis to formulate interest rate forecasts. When the advisor believes that interest rates will fall, it will lengthen the average duration of a Fund's portfolio securities to earn greater capital appreciation. When the advisor believes that interest rates will rise, it will shorten the average duration of a Fund's portfolio securities to reduce capital depreciation and preserve capital.

U.S. GOVERNMENT FUND:

     The U.S. Government Fund invests exclusively in:

o    U. S. government debt securities
o    repurchase agreements backed by the U.S. government
o futures and options on U.S. government debt securities for hedging purposes only.

     U.S. government debt securities may be issued by the U. S. government, or by an agency of the U. S. government, and include zero coupon securities. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity or duration.

     The Fund's advisor seeks high total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates.

U.S. GOVERNMENT LIMITED DURATION FUND:

     The U.S. Government Limited Duration Fund invests exclusively in:

o    U.S. government debt securities
o    repurchase agreements backed by the U.S. government

     The Fund will limit its investment in zero coupon securities to 25% of the Fund's total net assets. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity.

     The Fund's advisor seeks high total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. Under normal circumstances, the Fund will maintain an average duration of no more than ten years.

U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND:


     The U.S. Government Intermediate Term Bond Fund invests exclusively in:


o    U. S. government debt securities
o    repurchase agreements backed by the U.S. government
o futures and options on U.S. government debt securities for hedging purposes only.

     The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between three and ten years.

U.S. GOVERNMENT SHORT TERM BOND FUND:

     The U.S. Government Short Term Bond Fund invests exclusively in:

o    U. S. government debt securities
o    repurchase agreements backed by the U.S. government
o futures and options on U.S. government debt securities for hedging purposes only.

     The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between one and three years.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INTEREST RATE RISK.
o    The value of your investment may decrease when interest rates rise.
o Zero coupon securities tend to be more sensitive to changes in interest rates than other types of U.S. government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities.
o The volatility of a Fund's share price will differ from that of the other Funds because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration. The following chart illustrates the advisor's expectations as to volatility, but the advisor cannot predict a Fund's volatility.

     U.S. Gov.      Ltd. Duration       Intermediate Term      Short Term
       Fund             Fund                Bond Fund          Bond Fund
     <------------------------------------------------------------------>
          More Volatile                                Less Volatile

PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a Fund may have to reinvest at a lower interest rate.

GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

     The U. S. government's guarantee of ultimate payment of principal and timely payment of interest of the U. S. government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

MANAGEMENT RISK. Each Fund's success at achieving its investment objective is dependent upon the Fund's advisor correctly forecasting future changes in interest rates. However, there is no assurance that the advisor will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.


PORTFOLIO TURNOVER RISK. Each Fund may at times actively and frequently trade bonds and, as a result, may have a portfolio turnover rate that is higher than other bond funds. Higher portfolio turnover would result in a Fund paying above-average amounts of markups to dealers (which will lower the Fund's total return) and could result in shareholders paying above-average amounts of taxes on realized investment gain. Any short term gain realized on securities will be taxed to shareholders as ordinary income. These factors may negatively affect a Fund's performance.


OPTION RISK. The Government Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund may invest in options. A Fund may terminate an option it has purchased by allowing it to expire or by exercising the option. If the purchased option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When a Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security beyond the exercise price (plus the premium received).

     As with any mutual fund investment, each Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?

     The Funds may be a suitable investment for:

o long term investors seeking a fund with an income and capital preservation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o    investors willing to accept price fluctuations in their investments.

                          HOW THE FUNDS HAVE PERFORMED

     Except for the U.S. Government Fund, which is recently organized and has less than one full calendar year of operations, the following charts and tables show the variability of each Fund's returns, which is one indicator of the risks of investing in the Fund. The bar charts show changes in each Fund's returns from year to year since the Fund's inception. The tables show how each Fund's average annual total returns over time compare to those of a broad-based securities market index. How each Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns as of December 31, of Each Year:

--------------------------------------------------------------------------------
                  Pauze U.S. Government Limited Duration Fund
                              Annual Total Returns

                                [GRAPHIC OMITTED]

             -----------------------------------------------------
              1995     1996      1997     1998      1999     2000
             -----------------------------------------------------
             14.25%    0.90%    12.90%    3.51%    -4.20%    6.75%
             -----------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               Pauze U.S. Government Intermediate Term Bond Fund
                              Annual Total Returns

                                [GRAPHIC OMITTED]

                       ----------------------------------
                        1997     1998      1999     2000
                       ----------------------------------
                       4.77%     4.69%   -2.80%     9.29%
                       ----------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Pauze U.S. Government Short Term Bond Fund
                              Annual Total Returns

                                [GRAPHIC OMITTED]

                       ----------------------------------
                        1997     1998      1999     2000
                       ----------------------------------
                       2.71%     5.11%    0.46%     5.54%
                       ----------------------------------
--------------------------------------------------------------------------------

     For the U.S. Government Limited Duration Fund (formerly the U.S. Government Total Return Bond Fund), the highest return during the periods shown for a calendar quarter was 6.93% in the fourth quarter of 1997, and the lowest return was (4.89)% for the fourth quarter of 1998.

     For the U.S. Government Intermediate Term Bond Fund, the highest return during the periods shown for a calendar quarter was 3.38% in the fourth quarter of 2000, and the lowest return was (1.92)% for the first quarter of 1997.

     For the U.S. Government Short Term Bond Fund, the highest return during the periods shown for a calendar quarter was 2.98% in the 4th quarter of 2000, and the lowest return was (0.77)% for the second quarter of 1999.

     The year-to-date returns as of June 30, 2001 for the U.S. Government Limited Duration Fund (formerly the U.S. Government Total Return Bond Fund), the U.S. Government Intermediate Term Bond Fund and the U.S. Government Short Term Bond Fund were 21.65%, 6.30% and 7.70%, respectively.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/00:

                                                                        Since
                                              1 Year     Five Year    Inception
                                              ------     ---------    ---------
U.S. Government Limited Duration Fund1         6.75%       3.81%        3.83%*
Lehman Government Bond Index                  13.24%       6.50%        6.49%


U.S. Government Intermediate Term Bond Fund    9.29%                    3.94%**
Lehman U.S. Treas. Intermediate Index         10.27%                    6.75%


U.S. Government Short Term Bond Fund           5.54%                    3.43%***
Lehman 1-3 Government Index                    8.17%                    6.36%

1Formerly the U.S. Government Total Return Bond Fund.
*January 10, 1994     **October 10, 1996     ***September 3, 1996

                         COSTS OF INVESTING IN THE FUNDS

     The following table describes the expenses and fees that you may pay if you buy and hold shares of any of the Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None
Redemption Fee (does not apply to exchanges) 1                              $10
Exchange Fee                                                                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                       U.S. Gov.        U.S. Gov.     U.S. Gov.
                           U.S. Gov.    Limited       Intermediate    Short Term
                             Fund    Duration Fund2  Term Bond Fund   Bond Fund
                             ----    --------------  --------------   ---------
Management Fees              0.60%         0.60%          0.50%          0.50%
Distribution (12b-1) Fees    0.25%         0.25%          0.25%          0.25%
Other Expenses               2.07%3        2.07%4         2.07%4         2.07%4
Total Annual Fund
   Operating Expenses        2.92%         2.92%4         2.82%4         2.82% 4


1    Applies only when a shareholder account is closed.
2    Formerly the U.S. Government Total Return Bond Fund.
3 Other expenses are estimated for the U.S. Government Fund's first fiscal year.

4 Expenses have been restated to reflect current estimates, because on June 11, 2001, a major shareholder of the Limited Duration Fund redeemed all of its shares, resulting in a substantial reduction in the assets of the Fund. The redemption significantly impacts the expense ratios of all of the Funds, as many of the Funds' expenses are fixed and the Funds will not be able to take advantage of the economies of scale previously available to them. Had these expenses not been restated: "Other Expenses" of the of the Limited Duration Fund, the Intermediate Bond Fund and the Short Term Bond Fund would have been 0.78%, 1.02% and 0.75%, respectively, and "Total Annual Fund Operating Expenses" of the Limited Duration Fund, the Intermediate Bond Fund and the Short Term Bond Fund would have been 1.63%, 1.77% and 1.50%, respectively.

EXAMPLE:
--------


     The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for expense reimbursement as set forth above), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                    U.S. GOV.        U.S. GOV.         U.S. GOV.
                    U.S. GOV.        LIMITED       INTERMEDIATE       SHORT TERM
                      FUND        DURATION FUND      TERM FUND           FUND
                      ----        -------------      ---------           ----
1 YEAR               $  305           $  305           $  295           $  295
3 YEARS              $  914           $  914           $  884           $  884
5 YEARS                               $1,548           $1,499           $1,499
10 YEARS                              $3,252           $3,157           $3,157


                             HOW TO PURCHASE SHARES

     The minimum initial investment is $25,000 and minimum subsequent investment is $50, $30 per month per account for persons enrolled in an automatic investment plan described below.

     BY MAIL: You may purchase shares of the Funds by completing and signing the Account Application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to the appropriate Fund, to the address listed below:

                           PAUZE FUNDS(TM)
                           c/o Firstar Bank
                           P.O. Box 641367
                           Cincinnati, Ohio 45264-1367


     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Funds reserve the right to refuse to accept second party checks.


     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Funds' administrator or their agents.

     If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Funds), you will be responsible for any loss incurred by the Fund because of such cancellation.

     BY WIRE: You may make your initial or subsequent investments in the Funds by wire transfer. To do so, call the Funds at 1-800-327-7170 for a confirmation number and wiring instructions.

     To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

     Wire purchases are completed when wired payment is received and the Fund accepts the purchase. The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank. Note: federal funds wire purchase orders will be accepted only when the Fund and the Fund's custodian bank are open for business.

     There are no wire fees charged by the Funds for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Funds on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.


     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing Pauze Funds(TM) to draw on your bank account. You may automatically invest as little as $30 a month, beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, pre-authorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds(TM) at least fifteen business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Funds and are not binding until accepted. The Funds reserve the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Fees and charges associated with purchasing shares of the Funds are set forth in the Funds' prospectus. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

     If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

DISTRIBUTION (12b-1) FEES

     Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. Each plan provides that the applicable Fund will pay a 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the advisor for its distribution related services and expenses. Under the plans, the advisor bears all distribution expenses of the Funds in excess of the 12b-1 fees. The fees received by the advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares. Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES

     You may exchange some or all of your shares for shares of the same class of any other of the Pauze Funds(TM), which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value and is a taxable transaction.

     BY TELEPHONE: You may direct Pauze Funds(TM) to exchange your shares by calling toll free 1- 800-327-7170. In connection with such exchanges, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Funds and/or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     BY MAIL: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information about Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     (2) There is presently no charge for exchanges. However, the Funds may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any Fund account, to cover administrative costs associated with handling these exchanges. Shareholders will be notified before the Funds impose an exchange fee.

     (3) As with any other redemption, if the shares were purchased by check the Funds may hold redemption proceeds until the purchase check has cleared. This may take up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5)  The exchange privilege may be modified or terminated at any time.

                              HOW TO REDEEM SHARES

     If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day.

     BY MAIL: Your request must include:
          a) original signatures of each registered owner exactly as the shares are registered;
          b)   the fund name and the account number;
          c)   the number of shares or dollar amount to be redeemed; and
          d) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

     Send your written request for redemption to:
                                             PAUZE FUNDS(TM)
                                             c/o Champion Fund Services
                                             14340 Torrey Chase Blvd., Suite 170
                                             Houston, Texas 77014

     BY TELEPHONE: You may request redemption by telephone. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

     This feature can only be used on non-institutional accounts if:
          a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;
          b) there has been no change of address of record on the account within the preceding 30 days;
          c)   the  person   requesting   the   redemption  can  provide  proper
               identification; and
          d)   the proceeds of the redemption do not exceed $15,000.

     In connection with telephone redemptions, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Funds or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Funds at 1-800-327-7170.

SIGNATURE GUARANTEE

     Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Funds at 1-800-327-7170 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days from the purchase date. You may avoid this requirement by investing by bank wire (federal funds). Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Funds to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days from the purchase date. A wire fee of up to $20 will be charged by the Funds, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Each Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

     (4) Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds may refuse investments from shareholders who engage in short term trading, including exchanges into a Fund.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, Uniform Gift to Minors Accounts ("UGMA"), Uniform Transfer to Minors Accounts ("UTMA"), and retirement plan accounts administered by the Funds' administrator or its agents or affiliates will not be subject to the small account charge.

MANDATORY REDEMPTIONS

     In order to reduce expenses, each Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                             MANAGEMENT OF THE FUNDS


     Pauze, Swanson & Associates Investment Advisors, Inc., d/b/a Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Funds' advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December 1993. Mr. Philip C. Pauze is Chairman of the Board and controlling shareholder of the advisor.

     Mr. Stephen P. Pauze is responsible for the day-to-day management of the Funds' portfolios. He has been responsible for the U.S. Government Intermediate Term Bond Fund's portfolio since October 1998, for the U.S. Government Fund's portfolio since April 2001, and for the U.S. Government Limited Duration Fund's portfolio and the U.S. Government Short Term Bond Fund's portfolio since June 2001. Mr. Stephen Pauze has been with the advisor since 1997, and became President in February 2001. He has a degree in Financial Planning and served as broker-dealer wholesaler and an account executive for the advisor in the Mid-Central and Southeast Regions of the United States from June 1997 to October 1998. From April 1996 to June 1997, Mr. Stephen Pauze was a supervisor at Roadway Express, Inc.


     The advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds. For these services, the advisor received fees for the fiscal year ended April 30, 2001, as a percentage of net assets, as follows: the U.S. Government Limited Duration Fund, 0.60%, the U.S. Government Intermediate Term Bond Fund, 0.50%; and the U.S. Government Short Term Bond Fund, 0.50%. The U.S. Government Fund is authorized to pay the advisor a fee equal to 0.60% of its average daily net assets up to $100 million, 0.50% of its average daily net assets from $100,000,001 to $250 million, 0.45% of its average daily net assets from $250,000,001 to $500 million, and 0.40% of its average daily net assets in excess of $500 million.

                              SHAREHOLDER SERVICES

     Each Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained by calling 1-800-327-7170.

                              HOW SHARES ARE VALUED

     The price of your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase, exchange and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder of a Fund, you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each month. Short term capital gains are distributed at the end of the calendar year and are included in net investment income. Each Fund realizes long term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Each Fund intends to distribute substantially all of its net realized long term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. Each Fund expects that its distributions will consist primarily of dividends.

     Before they are distributed, net long term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the applicable Fund, unless:

o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or

o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM)for which you have previously opened an account.

     If your distribution check is returned as undeliverable, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Under federal law, the income derived from obligations issued by the U.S. government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

PRINCIPAL STRATEGIES AND RELATED RISKS

     U.S. government debt securities may be issued by the U. S. government, or by an agency of the U. S. government, and include zero coupon securities. United States Treasury securities are backed by the full faith and credit of the U.S. government. These securities differ only in their interest rates, maturities, timing of interest payments and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the U.S. government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. Each Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a U.S. government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other U.S. government securities.

     Each Fund may also purchase U.S. government and U.S. government agency zero coupon securities. Zero coupon securities are created by separating the coupon payments and the principal payment from a traditional bond and selling them as individual securities. They include securities that have been stripped of their unmatured interest coupons, as well as the individual interest coupons from those securities that trade separately. Zero coupon securities do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature. Zero coupon securities issued by the U.S. government or by an agency of the U.S. government are direct obligations of the U.S. government or the agency, and the final maturity value is supported by the U.S. government or agency security. Zero coupon securities are sold and priced at a deep discount to their maturity value, the degree of discount being a function of the length of maturity and the interest rate at which they are priced.

     Generally, the value of the securities held by a Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund's advisor incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the advisor incorrectly forecast that interest rates are generally going down, lengthen the maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the advisor will be correct in its forecast of changes in interest rates nor that the strategies employed by the advisor to take advantage of changes in the interest rate environment will be successful, and thus there is no assurance that a Fund will achieve its investment objective.

     The Government Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund may purchase put options and sell covered call options on U.S. government debt securities as a hedge against adverse market conditions. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. A Fund also may terminate a put option position by closing it out in the secondary market at its then current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. Writing calls generally is an advantageous strategy if the underlying prices remain the same or fall. Through receipt of the call option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

     Under normal circumstances, the U.S. Government Limited Duration Fund will maintain an average duration of no more than ten years. Average duration is the time-weighted average of the discounted cash flows generated by the bonds in the Fund's portfolio where each weight is the actual time that the Fund would have to wait to receive that cash flow.

Interest Rate Sensitivity: The investment income of each Fund is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of a Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

NON-PRINCIPAL STRATEGIES AND RELATED RISKS:

Futures Contracts and Options of Futures: The U.S. Government Fund, the U.S. Government Intermediate Term Bond Fund and the U.S. Government Short Term Bond Fund may invest in futures contracts on U.S. government debt securities, and options on futures contracts, for hedging purposes only. Futures contracts and options on futures contracts pose additional risks. See the Statement of Additional Information for a description of the risks.

Investment Objective: The investment objective of each Fund is not fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in a Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

Lending of Portfolio Securities: Each Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. A Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and U.S. government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

When-Issued and Delayed Delivery Securities: Each Fund may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure of delivery of a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

Credit Risk: The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

                              FINANCIAL HIGHLIGHTS

     The following table should be read in conjunction with the audit report and financial statements included in the 2001 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Funds is contained in the Annual Report which may be obtained without charge from the Funds' distributor. The presentation is for a share outstanding throughout each period ended April 30, except as indicated. The information for each period ended April 30 has been audited by Tait, Weller & Baker, the Funds' independent accountants.

                              Net Asset                    Realized      Dividends      Distributions
                                Value         Net       and Unrealized    from Net           From           Value
                              Beginning    Investment   Gains (Losses)   Investment         Capital          End
                              Of Period      Income     of Investments     Income           Gains         of Period
-------------------------------------------------------------------------------------------------------------------
U.S. Government Limited Duration Fund
(formerly the U.S. Government Total Return Bond Fund)
-------------------------------------------------------------------------------------------------------------------
Period Ended April 30,
2001                            $ 8.08        0.36           0.42          (0.36)               --         $ 8.50
2000                              8.62        0.32          (0.54)         (0.32)               --           8.08
1999                              9.60        0.35          (0.79)         (0.35)           $(0.19)          8.62
1998                              9.17        0.43           1.27          (0.44)            (0.83)          9.60
1997                              9.54        0.45          (0.37)         (0.45)               --           9.17
1996                              9.37        0.44           0.31          (0.44)            (0.14)          9.54

-------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
-------------------------------------------------------------------------------------------------------------------
Period Ended April 30,
2001                            $ 9.38        0.44           0.31          (0.44)               --         $ 9.69
2000                              9.77        0.32          (0.39)         (0.32)               --           9.38
1999                             10.10        0.33          (0.21)         (0.33)           $(0.12)          9.77
1998                              9.72        0.34           0.43          (0.34)            (0.05)         10.10
1997 (1)                         10.00        0.18          (0.19)         (0.18)            (0.09)          9.72

-------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
-------------------------------------------------------------------------------------------------------------------
Period Ended April 30,
2001                            $ 9.79        0.40           0.37          (0.40)               --         $10.16
2000                             10.09        0.25          (0.30)         (0.25)               --           9.79
1999                             10.06        0.29           0.19          (0.33)           $(0.12)         10.09
1998                              9.98        0.29           0.08          (0.29)               --          10.06
1997 (2)                         10.00        0.14          (0.01)         (0.14)            (0.01)          9.98

                                                                                                        Investment
                                                                                         Ratio of         Income
                                              Net                        Ratio of Net    Expenses       (loss) to
                                             Assets        Ratio of       Investment    to Average     Average Net
                                             End of      Expenses to       Income to    Net Assets        Assets      Portfolio
                                Total        Period         Average         Average    (Excluding       (Excluding    Turnover
                               Return        (000)        Net Assets      Net Assets     Waivers)        Waivers)       Rate
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Limited Duration Fund
(formerly the U.S. Government Total Return Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------
Period Ended April 30,
2001                              9.78%     $45,843           1.63%          4.23%            1.63%           4.23%     2,023%
2000                             (2.63)      58,281           1.71           3.74             1.71            3.74      4,365
1999                             (4.83)      56,124           1.68           3.73             1.68            3.73      1,226
1998                             18.91       78,350           1.65           4.41             1.65            4.41        252
1997                              0.80       67,936           1.40           4.75             1.40            4.75        202
1996                              8.08       71,294           1.23           4.74             1.23            4.74        228

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Period Ended April 30,
2001                              8.10%     $ 1,425           1.77%          4.27%            1.77%           4.27%     1,967%
2000                             (0.77)       5,281           2.08           3.39             2.08            3.39      2,255
1999                              1.13        8,564           1.66           3.15             1.66            3.15        711
1998                              8.01        2,722           2.17           3.51             2.17            3.51        260
1997 (1)                         (0.12)       1,247           2.47           3.23             2.48            3.22        299

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
Period Ended April 30,
2001                              8.08%     $   312           1.50%          4.10%            1.50%           4.10%       743%
2000                             (0.52)       1,915           2.80           2.75             2.80            2.75      1,265
1999                              4.79        2,008           1.73           3.15             1.73            3.15        258
1998                              3.76        1,868           2.42           3.18             2.60            3.00         47
1997 (2)                          1.25          236           3.03           2.58             5.18            0.43        352

(1) Commenced operations on October 10, 1996. All ratios, except total return, for the period have been annualized.
(2) Commenced operations on September 3, 1996. All ratios, except total return, for the period have been annualized.

                                 PRIVACY POLICY

The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUNDS COLLECT. The Funds collect the following nonpublic personal information about you:
o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUNDS DISCLOSE. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                               INVESTMENT ADVISOR
                    Pauze Swanson Capital Management Co. (TM)
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014

                         ADMINISTRATOR & TRANSFER AGENT
                             Champion Fund Services
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014

                                   DISTRIBUTOR
                            B.C. Ziegler and Company
                               215 North Main St.
                           West Bend, Wisconsin 53095

                                    CUSTODIAN
                                Firstar Bank, N.A
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                   ACCOUNTANTS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                       Brown, Cummins & Brown Co., L.P.A.
                                3500 Carew Tower
                                 441 Vine Street
                             Cincinnati, Ohio 45202

                                 PAUZE FUNDS(TM)

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 1-800-327-7170 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) from the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call the SEC at 202-942-8090 for room hours and operation. You may also obtain Fund information on the SEC's Internet site at http:\\www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                       Investment Company Act # 811-08148

                                   PROSPECTUS

                                 PAUZE FUNDS(TM)
--------------------------------------------------------------------------------
                         PAUZE U.S. GOVERNMENT FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                            LIMITED DURATION FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                         INTERMEDIATE TERM BOND FUND(TM)
--------------------------------------------------------------------------------
                              PAUZE U.S. GOVERNMENT
                            SHORT TERM BOND FUND(TM)
--------------------------------------------------------------------------------

               For Information, Shareholder Services and Requests:

                       14340 Torrey Chase Blvd., Suite 170
                              Houston, Texas 77014
                                 1-800-327-7170

                                     [LOGO]

--------------------------------------------------------------------------------
AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED OF THE FUNDS' SHARES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                SEPTEMBER 1, 2001

                                TABLE OF CONTENTS


RISK/RETURN SUMMARY..........................................................


HOW THE FUNDS HAVE PERFORMED.................................................

COSTS OF INVESTING IN THE FUNDS..............................................

HOW TO PURCHASE SHARES.......................................................

ALTERNATIVE PURCHASE PLANS...................................................

HOW TO EXCHANGE SHARES.......................................................

HOW TO REDEEM SHARES.........................................................

MANAGEMENT OF THE FUNDS......................................................

SHAREHOLDER SERVICES.........................................................

HOW SHARES ARE VALUED........................................................

DISTRIBUTIONS AND TAXES......................................................

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS...................

FINANCIAL HIGHLIGHTS.........................................................


PRIVACY POLICY...............................................................

                               RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE

     Pauze Funds(TM)offers investors four fixed income funds: the Pauze U.S. Government Fund(TM), the Pauze U.S. Government Limited Duration Fund(TM), the Pauze U.S. Government Intermediate Term Bond Fund(TM)and the Pauze U.S. Government Short Term Bond Fund(TM). The investment objective of each Fund is to provide investors with a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity. Each Fund is designed to satisfy different needs, with its own separate and distinct portfolio of U.S. government and/or government agency securities within prescribed maturity ranges.

PRINCIPAL STRATEGIES

     The Funds' advisor uses extensive fundamental and technical analysis to formulate interest rate forecasts. When the advisor believes that interest rates will fall, it will lengthen the average duration of a Fund's portfolio securities to earn greater capital appreciation. When the advisor believes that interest rates will rise, it will shorten the average duration of a Fund's portfolio securities to reduce capital depreciation and preserve capital.

U.S. GOVERNMENT FUND:

     The U.S. Government Fund invests exclusively in:

o    U. S. government debt securities
o    repurchase agreements backed by the U.S. government
o futures and options on U.S. government debt securities for hedging purposes only

     U.S. government debt securities may be issued by the U. S. government, or by an agency of the U. S. government, and include zero coupon securities. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity or duration.

     The Fund's advisor seeks high total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates.

U.S. GOVERNMENT LIMITED DURATION FUND:

     The U.S. Government Limited Duration Fund invests exclusively in:

o    U.S. government debt securities
o    repurchase agreements backed by the U.S. government.

     The Fund will limit its investment in zero coupon securities to 25% of the Fund's total net assets. The Fund invests in debt securities of varying maturities, based upon the Fund's advisor's perception of market conditions, with no stipulated average maturity.

     The Fund's advisor seeks high total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. Under normal circumstances, the Fund will maintain an average duration of no more than ten years.

U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND:

     The U.S. Government Intermediate Term Bond Fund invests exclusively in:

o    U. S. government debt securities
o    repurchase agreements backed by the U.S. government
o futures and options on U.S. government debt securities for hedging purposes only.

     The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between three and ten years.

U.S. GOVERNMENT SHORT TERM BOND FUND:

     The U.S. Government Short Term Bond Fund invests exclusively in:

o    U. S. government debt securities
o    repurchase agreements backed by the U.S. government
o futures and options on U.S. government debt securities for hedging purposes only.

     The Fund's advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but will maintain the weighted average maturity of the Fund's portfolio between one and three years.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS:

INTEREST RATE RISK.
o The value of your investment may decrease when interest rates rise. o Zero coupon securities tend to be more sensitive to changes in interest rates than other types of U.S. government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities.
o The volatility of a Fund's share price will differ from that of the other Funds because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration. The following chart illustrates the advisor's expectations as to volatility, but the advisor cannot predict a Fund's volatility.

     U.S. Gov.      Ltd. Duration      Intermediate Term      Short Term
       Fund             Fund               Bond Fund          Bond Fund
     <------------------------------------------------------------------>
          More Volatile                               Less Volatile

PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a Fund may have to reinvest at a lower interest rate.

GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

     The U. S. government's guarantee of ultimate payment of principal and timely payment of interest of the U. S. government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

MANAGEMENT RISK. Each Fund's success at achieving its investment objective is dependent upon the Fund's advisor correctly forecasting future changes in interest rates. However, there is no assurance that the advisor will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.


PORTFOLIO TURNOVER RISK. Each Fund may at times actively and frequently trade bonds and, as result, may have a portfolio turnover rate that is higher than other bond funds. Higher portfolio turnover would result in a Fund paying above-average amounts of markups to dealers (which will lower the Fund's total return) and could result in shareholders paying above-average amounts of taxes on realized investment gain. Any short term gain realized on securities will be taxed to shareholders as ordinary income. These factors may negatively affect a Fund's performance.


OPTION RISK. The Government Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund may invest in options. A Fund may terminate an option it has purchased by allowing it to expire or by exercising the option. If the purchased option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When a Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying security beyond the exercise price (plus the premium received).

     As with any mutual fund investment, each Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?

     The Funds may be a suitable investment for:

o long term investors seeking a fund with an income and capital preservation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o    investors willing to accept price fluctuations in their investments.

                          HOW THE FUNDS HAVE PERFORMED


     Except for the U.S. Government Fund, which is recently organized and has less than one full calendar year of operations, the following charts and tables show the variability of each Fund's returns, which is one indicator of the risks of investing in the Fund. The information provided below is for Class B for the Limited Duration Fund and Intermediate Term Bond Fund and Class C for the Short Term Bond Fund. As a Fund's classes are subject to differing expenses and sales charge structures, performance will vary between the classes. The bar charts show changes in the returns for the applicable Class of each Fund from year to year since the inception of the Class. Contingent deferred sales charges ("CDSC") are not reflected in the bar charts for the Limited Duration Fund and the Intermediate Term Bond Fund, and, if these amounts were reflected, returns would be less than those shown. The tables show how each Fund's Class B and Class C average annual total returns compare over time to those of a broad-based securities market index. How each Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns as of December 31 of each year:

--------------------------------------------------------------------------------
                  Pauze U.S. Government Limited Duration Fund
                                 Class B Shares
                              Annual Total Returns

                                [GRAPHIC OMITTED]

                       ----------------------------------
                        1997     1998      1999     2000
                       ----------------------------------
                       12.13%    2.59%    -4.80%    6.05%
                       ----------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               Pauze U.S. Government Intermediate Term Bond Fund
                                 Class B Shares
                              Annual Total Returns

                                [GRAPHIC OMITTED]

                       ----------------------------------
                        1997     1998      1999     2000
                       ----------------------------------
                        3.88%    5.10%    -4.63%    8.40%
                       ----------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Pauze U.S. Government Short Term Bond Fund
                                 Class C Shares
                              Annual Total Returns

                                [GRAPHIC OMITTED]

                       ----------------------------------
                        1997     1998      1999     2000
                       ----------------------------------
                        2.07%    4.31%    -1.30%    4.73%
                       ----------------------------------
--------------------------------------------------------------------------------

*The bar chart for the Short Term Bond Fund shows annual total returns for Class C shares, because on November 20, 2000, all Class B shares were redeemed.

     For the U.S. Government Limited Duration Fund (formerly the U.S. Government Total Return Bond Fund) (Class B), the highest return during the periods shown for a calendar quarter was 6.72% in the fourth quarter of 1997, and the lowest return was (5.16)% for the fourth quarter of 1998.

     For the U.S. Government Intermediate Term Bond Fund (Class B), the highest return during the periods shown for a calendar quarter was 3.24% in the fourth quarter of 2000, and the lowest return was (2.38)% for the first quarter of 1999.

     For the U.S. Government Short Term Bond Fund (Class C), the highest return during the periods shown for a calendar quarter was 2.76% in the fourth quarter of 2000, and the lowest return was (.81)% for the second quarter of 1999.

     The year-to-date returns as of June 30, 2001 for the U.S. Government Limited Duration Fund (formerly the U.S. Government Total Return Bond Fund) (Class B), the U.S. Government Intermediate Term Bond Fund (Class B) and the U.S. Government Short Term Bond Fund (Class C) were 19.80%, 5.55% and 6.88%, respectively.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/00:

                                                       1 Year    Since Inception
                                                       ------    ---------------

Limited Duration Fund - Class B                         6.05%        4.10%*
Limited Duration Fund - Class C                         5.89%        (.23)%**
Lehman Government Bond Index                           13.24%        6.49%

Intermediate Term Bond Fund - Class B                   8.40%        3.28%*
Intermediate Term Bond Fund - Class C                    N/A        10.91%***
Lehman U.S. Treas. Intermediate Index                  10.27%        6.75%

Short Term Bond Fund - Class B****                      2.39%         .89%*
Short Term Bond Fund - Class C                          4.73%        2.60%*
Lehman 1-3 Government Index                             8.17%        6.36%

*   September 3, 1996
**  May 13, 1998
*** August 4, 2000
****All shares of the Short Term Bond Fund Class B were redeemed on November 20, 2000. The Short Term Bond Fund Class B discontinued operations from December 20, 1997 through September 16, 1998.

                        COSTS OF INVESTING IN THE FUNDS

     The following table describes the expenses and fees that you may pay if you buy and hold shares of any of the Funds.

                                                            U.S. Government Fund
                                                            --------------------
                                                            Class B      Class C

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases             None         None
Maximum Deferred Sales Charge (CDSC)1                        3.75%        None
Redemption Fee (does not apply to exchanges)2                $ 10         $ 10
Exchange Fee                                                 None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
Management Fees                                              0.60%        0.60%
12b-1 Fees                                                   1.00%3       1.00%
Other Expenses4                                              2.07%        2.07%6
Total Annual Fund Operating Expenses                         3.67%        3.67%

                                                          Limited Duration Fund5
                                                          ----------------------
                                                            Class B      Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases             None         None
Maximum Deferred Sales Charge (CDSC)1                        3.75%        None
Redemption Fee (does not apply to exchanges)2                $ 10         $ 10
Exchange Fee                                                 None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
Management Fees                                              0.60%        0.60%
12b-1 Fees                                                   1.00%3       1.00%
Other Expenses6                                              2.07%        2.07%
Total Annual Fund Operating Expenses6                        3.67%        3.67%

                                                     Intermediate Term Bond Fund
                                                     ---------------------------
                                                            Class B      Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases             None         None
Maximum Deferred Sales Charge (CDSC)1                        3.75%        None
Redemption Fee (does not apply to exchanges)2                $ 10         $ 10
Exchange Fee                                                 None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
Management Fees                                              0.50%        0.50%
12b-1 Fees                                                   1.00%3       1.00%
Other Expenses6                                              2.07%        2.07%
Total Annual Fund Operating Expenses6                        3.57%        3.57%

                                                            Short Term Bond Fund
                                                            --------------------
                                                            Class B      Class C
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases             None         None
Maximum Deferred Sales Charge (CDSC)1                        3.75%        None
Redemption Fee (does not apply to exchanges)2                $ 10         $ 10
Exchange Fee                                                 None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
Management Fees                                              0.50%        0.50%
12b-1 Fees                                                   1.00%3       1.00%
Other Expenses6                                              2.07%        2.07%
Total Annual Fund Operating Expenses6                        3.57%        3.57%

1 The maximum CDSC as set forth in the table applies to redemptions of shares within two years of purchase. The CDSC decreases over the period of seven years, to zero, and the Class B shares convert to no-load shares at that time. See "Alternative Purchase Plans."
2    Applies only when a shareholder account is closed.
3 Class B shares convert to no-load shares which pay 12b-1 fees of 0.25%, not 1.00%.
4    Other expenses are estimated.
5    Formerly the U.S. Government Total Return Bond Fund.
6 Expenses have been restated to reflect current estimates, because on June 11, 2001, a major shareholder of the Limited Duration Fund redeemed all of its shares, resulting in a substantial reduction in the assets of the Fund. This reduction significantly impacts the expense ratios of all of the Funds, as many of the Funds' expenses are fixed and the Funds will not be able to take advantage of the economies of scale previously available to them. Had the these expenses not been restated: "Other Expenses" of the Class B shares of the Limited Duration Fund and the Intermediate Bond Fund would have been 0.78% and 1.02%, respectively, and "Total Annual Fund Operating Expenses" of the Class B shares of the Limited Duration Fund and the Intermediate Bond Fund would have been 2.38% and 2.52%, respectively; and "Other Expenses" of the Class C shares of the U.S. Government Fund, the Limited Duration Fund, the Intermediate Bond Fund and the Short Term Bond Fund would have been 14.51%, 0.78%, 1.02%, and 0.75%, respectively, and "Total Annual Fund Operating Expenses" of the Class C shares of the U.S. Government Fund, the Limited Duration Fund, the Intermediate Bond Fund and the Short Term Bond Fund would have been 2.46%, 2.38%, 2.52% and 2.50%, respectively. On November 20, 2000, all of the Class B shares of the Short Term Bond Fund were redeemed and, as of that date, "Other Expenses" were 0.75%, which would have resulted in "Total Annual Fund Operating Expenses" of 2.25%.

EXAMPLE:
--------

     The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for expense reimbursement as set forth above), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                        ------    -------    -------    --------
U.S. Gov. Fund
--------------
Class B
  if you sold your shares
     at the end of the period           $  754     $1,458
  if you stayed in the Fund             $  369     $1,123
Class C                                 $  379     $1,133

U.S. Gov. Limited Duration Fund
-------------------------------
Class B
  if you sold your shares
     at the end of the period           $  754     $1,458     $2,132     $3,687
  if you stayed in the Fund             $  369     $1,123     $1,897     $3,677
Class C                                 $  379     $1,133     $1,907     $3,934

U.S. Intermediate Term Bond Fund
--------------------------------
Class B
  if you sold your shares
    at the end of the period            $  745     $1,429     $2,085     $3,597
  if you stayed in the Fund             $  360     $1,094     $1,850     $3,587
Class C                                 $  370     $1,104     $1,860     $3,846

U.S. Short Term Bond Fund
-------------------------
Class B
  if you sold your shares
     at the end of the period           $  745     $1,429     $2,085     $3,597
  if you stayed in the Fund             $  360     $1,094     $1,850     $3,587
Class C                                 $  370     $1,104     $1,860     $3,846


                             HOW TO PURCHASE SHARES

     The minimum initial investment is $1,000. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in an automatic investment plan is $100 and the minimum subsequent investment pursuant to such a plan is $30 per month per account.

     You may purchase shares through a registered representative of a participating dealer or a participating bank ("Representative") by placing an order for Fund shares with your Representative, and arranging for your payment. If you are investing in a Fund for the first time, you will need to set up an account. Your Representative will help you fill out and submit an application (a copy of which accompanies this Prospectus).

     Shares of a Fund are purchased at a price equal to their net asset value per share next determined after receipt of an order. When you place an order for a Fund's shares, you must specify which class of shares you wish to purchase. See "Alternative Purchase Plans."

     All purchase orders received by the Funds' distributor prior to the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be executed at that day's share price. Otherwise, your purchase will be processed the next business day, and you will pay the next day's share price. It is the responsibility of your Representative to transmit orders to the Funds' distributor on a timely basis.

     You may also invest in the following ways:

     BY MAIL: Send your application and check or money order, made payable to the appropriate Fund to:

                           PAUZE FUNDS(TM)
                           c/o Firstar Bank
                           P.O. Box 641367
                           Cincinnati, Ohio 45264-1367


     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Funds reserve the right to refuse to accept second party checks.


     BY TELEPHONE: Once your account is open, you may make investments by telephone by calling 1-800-327-7170. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Funds' administrator or their agents.


     If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund because of such cancellation.


     BY WIRE: You may make your initial or subsequent investments in the Funds by wiring funds. To do so, call the Funds at 1-800-327-7170 for a confirmation number and wiring instructions.


     To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

     Wire purchases are completed when wired payment is received and the Fund accepts the purchase. The Fund and the Fund's distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank. Note: federal funds wire purchase orders will be accepted only when the Funds and the Funds' custodian bank are open for business.


     There are no wire fees charged by the Funds for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Funds on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Funds to regularly draw on your bank account. You may automatically invest as little as $30 a month beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, pre-authorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze Funds(TM) at least fifteen business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Funds and are not binding until accepted. The Funds reserve the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.


     Fees and charges associated with purchasing shares of the Funds are set forth in the Funds' prospectus. However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.


     If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Funds will charge $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

     If a Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

                           ALTERNATIVE PURCHASE PLANS


     CLASS B. Class B shares are sold subject to a contingent deferred sales charge ("CDSC"). Under this plan, all of the purchase payment for Class B shares is immediately invested in the applicable Fund. The Fund's advisor pays the Fund's distributor a fee or commission of 3.75% and is reimbursed by the Fund over time by charging an additional Rule 12b-1 fee of .75% to the Class B shares. If the broker-dealer provides additional shareholder services, it may receive a servicing fee of up to 0.25% of Fund assets attributable to your investment. The servicing fee is paid by the Fund's advisor from the 12b-1 fees it receives from the Fund. The distributor pays the participating broker-dealer's fee or commission of 3.25%, which may be increased or decreased in certain circumstances.

IF A REDEMPTION IS MADE IN:     THE REDEMPTION RATE FOR THE CDSC IS:


         year 1                               3.75%
         year 2                               3.75%
         year 3                               3.25%
         year 4                               2.75%
         year 5                               2.25%
         year 6                               1.75%
         year 7                               1.25%
         Thereafter                             -0

     NOTE: Class B shares convert to no-load shares when the CDSC expires. Each investment is considered a new investment for calculating the amount of any CDSC.

     A CDSC is imposed on Class B shares if, within the time frames set forth, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class B shares purchased subject to the CDSC. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSC will be imposed on the lower of net asset value or purchase price. Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSC. When calculating the CDSC, it will be assumed that the redemption is made first of Class B shares acquired as dividends, second of shares that have been held for over the prescribed time and finally of shares held for less than the prescribed time. If you exchanged Class B shares of one Pauze Fund for Class B shares of another Pauze Fund, the holding periods will be added together for purposes of calculating the CDSC.


     CLASS C. If you buy Class C shares, all of the purchase payment is immediately invested in the Fund. To compensate the broker-dealer for its sales and promotional efforts, plus its continuing service to the Fund's shareholder, the Fund pays the broker-dealer a continuing annual fee of 0.75% (a distribution fee) of Fund assets attributable to your investment. If the broker-dealer provides additional shareholder services, it may receive a servicing fee of up to 0.25% of Fund assets attributable to your investment. The servicing fee is paid by the Fund's advisor from the Rule 12b-1 fees it receives from the Fund.


     HOW TO DECIDE WHEN TO PURCHASE CLASS B OR CLASS C. The alternative purchase plans offered by the Funds enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in a Fund, the accumulated continuing distribution and services fees on Class C shares would exceed the accumulated Rule 12b-1 fees plus the CDSC on B shares purchased at the same time. Representatives may receive different compensation for sales of Class B shares than sales of Class C shares.

     Class B shares are subject to lower Rule 12b-1 fees after they convert to no-load shares and, accordingly, are expected to receive correspondingly higher dividends on a per share basis. You may wish to purchase Class B shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and services fees on Class C shares eventually would exceed the sales load plus the continuing services fee on Class B shares during the life of your investment.

     Each Fund offers a third class of shares by a separate prospectus. Each class has different sales charges and expenses, which will affect performance. Information on shares of the Funds offered on a different basis is available from the Funds upon written request to the address in this Prospectus or by calling 1-800-327-7170.


     DISTRIBUTION (RULE 12b-1) FEES. Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution and other fees for the sale and distribution of its shares. Each plan provides that the applicable Fund will pay a Rule 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets to the advisor for its distribution related services and expenses. With respect to Class B shares and Class C shares, the plans provide that each Fund will use Fund assets allocable to those shares to pay additional Rule 12b-1 fees of 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services. The payments with respect to Class B shares go to the advisor to compensate it for fees paid to the selling broker-dealers, and the payments with respect to the Class C shares go directly to the broker-dealers. Under the plans, the advisor bears all distribution expenses of the Funds in excess of the Rule 12b-1 fees. The fees received by the advisor for any class of shares during any year may be more or less than its costs for distribution related services provided to the class of shares. Because the distribution fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             HOW TO EXCHANGE SHARES


     You may exchange some or all of your shares for shares of the same class of any other of the Pauze Funds(TM), which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value and is a taxable transaction.

     BY TELEPHONE: You may direct Pauze Funds(TM) to exchange your shares by calling toll free 1-800-327-7170. In connection with such exchanges, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Funds and/or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     BY MAIL: You may direct Pauze Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information about Exchanges.")

Additional Information about Exchanges

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.


     (2) There is no charge for exchanges. However, the Funds may impose a $5 charge, which would be paid to the transfer agent, for each exchange transaction out of any Fund account, to cover administrative costs associated with handling these exchanges. Shareholders will be notified before the Funds impose an exchange fee.


     (3) As with any other redemption, if the shares were purchased by check the Funds may hold redemption proceeds until the purchase check has cleared. This may take up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.

     (4) Shares may not be exchanged unless you have furnished Pauze Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5)  The exchange privilege may be modified or terminated at any time.

                              HOW TO REDEEM SHARES

     If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next day.

     BY MAIL: Your redemption request must include:


     (a) original signatures of each registered owner exactly as the shares are registered;
     (b)  the fund name and the account number ;
     (c)  the number of shares or dollar amount to be redeemed; and
     (d) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.


Send your written request for redemption form to:
                                             PAUZE FUNDS(TM)
                                             c/o Champion Fund Services
                                             14340 Torrey Chase Blvd., Suite 170
                                             Houston, Texas  77014

     BY TELEPHONE: You may request redemption by telephone. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

     This feature can only be used on non-institutional accounts if:

     (a) the redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;
     (b) there has been no change of address of record on the account within the preceding 30 days;
     (c) the person requesting the redemption can provide proper identification; and
     (d)  the proceeds of the redemption do not exceed $15,000.


     In connection with telephone redemptions, neither the Funds nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Funds and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Funds or the transfer agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Funds at 1-800-327-7170.

SIGNATURE GUARANTEE

     Redemptions in excess of $50,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Funds at 1-800-327-7170 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Funds may hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days from the purchase date. You may avoid this requirement by investing by bank wire (federal funds). Please notify the Fund promptly in writing of any change of address.

     BY WIRE: You may authorize the Funds to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Funds may hold redemptions proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days from the purchase date. A wire fee of up to $20 will be charged by the Funds, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Each Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

     (4) Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Funds may refuse investments from shareholders who engage in short term trading, including exchanges into a Fund.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between Funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the transfer agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the transfer agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, Uniform Gift to Minors Accounts ("UGMA") Uniform Transfer to Minors Account ("UTMA") and retirement plan accounts administered by the Funds' administrator or its agents or affiliates will not be subject to the small account charge.

MANDATORY REDEMPTIONS:

     In order to reduce expenses, each Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                             MANAGEMENT OF THE FUNDS


     Pauze, Swanson & Associates Investment Advisors, Inc., d/b/a Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, the Funds' advisor, is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December 1993. Mr. Philip C. Pauze is Chairman of the Board and controlling shareholder of the advisor.

     Mr. Stephen P. Pauze is responsible for the day-to-day management of the Funds' portfolios. He has been responsible for the U.S. Government Intermediate Term Bond Fund's portfolio since October 1998, for the U.S. Government Fund's portfolio since April 2001, and for the U.S. Government Limited Duration Fund's portfolio and the U.S. Government Short Term Bond Fund's portfolio since June 2001. Mr. Stephen Pauze has been with the advisor since 1997, and became President in February 2001. He has a degree in Financial Planning and served as broker-dealer wholesaler and an account executive for the advisor in the Mid-Central and Southeast Regions of the United States from June 1997 to October 1998. From April 1996 to June 1997, Mr. Stephen Pauze was a supervisor at Roadway Express, Inc.


     The advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds. For these services, the advisor received fees for the fiscal year ended April 30, 2001, as a percentage of net assets, as follows: the U.S. Government Limited Duration Fund, 0.60%; the U.S. Government Intermediate Term Bond Fund, 0.50%; and the U.S. Government Short Term Bond Fund, 0.50%. The U.S. Government Fund is authorized to pay the advisor a fee equal to 0.60% of its average daily net assets up to $100 million, 0.50% of its average daily net assets from $100,000,001 to $250 million, 0.45% of its average daily net assets from $250,000,001 to $500 million, and 0.40% of its average daily net assets in excess of $500 million.

                              SHAREHOLDER SERVICES

     Each Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan; and
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained by calling 1-800-327-7170.

                              HOW SHARES ARE VALUED

     The price of your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

     Requests to purchase, exchange and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                             DISTRIBUTIONS AND TAXES

     As a shareholder of a Fund, you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net investment income as DIVIDENDS to its shareholders at the end of each month. Short term capital gains are distributed at the end of the calendar year and are included in net investment income. Each Fund realizes long term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Each Fund intends to distribute substantially all of its net realized long term capital gains, if any, at the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS. Each Fund expects that its distributions will consist primarily of dividends.

     Before they are distributed, net long term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change.

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the applicable Fund, unless:

o you request the Fund in writing or by phone to pay dividend and/or capital gain distributions to you in cash, or
o you direct the Fund to invest your distributions in any publicly available Pauze Fund(TM)for which you have previously opened an account.

     If your distribution check is returned as undeliverable, or not cashed after 180 days, we will reinvest the check into your account at the then-current net asset value and make future distributions in the form of additional shares.

TAXES

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Under federal law, the income derived from obligations issued by the U.S. government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     IMPORTANT: This is a brief summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

           ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND RISKS

PRINCIPAL STRATEGIES AND RELATED RISKS:

     U.S. government debt securities may be issued by the U. S. government, or by an agency of the U. S. government, and include zero coupon securities. United States Treasury securities are backed by the full faith and credit of the U.S. government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year or less, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the U.S. government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. Each Fund may invest in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a U.S. government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other U.S. government securities.

     Each Fund may also purchase U.S. government and U.S. government agency zero coupon securities. Zero coupon securities are created by separating the coupon payments and the principal payment from a traditional bond and selling them as individual securities. They include securities that have been stripped of their unmatured interest coupons, as well as the individual interest coupons from those securities that trade separately. Zero coupon securities do not make any periodic interest payments. Instead, all of the interest and principal is paid when the securities mature. Zero coupon securities issued by the U.S. government or by an agency of the U.S. government are direct obligations of the U.S. government or the agency, and the final maturity value is supported by the U.S. government or agency security. Zero coupon securities are sold and priced at a deep discount to their maturity value, the degree of discount being a function of the length of maturity and the interest rate at which they are priced.

     Generally, the value of the securities held by a Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund's advisor incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the advisor forecasts that interest rates are generally to go up, and accordingly shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the advisor incorrectly forecast that interest rates are generally going down, lengthen the maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the advisor will be correct in its forecast of changes in interest rates nor that the strategies employed by the advisor to take advantage of changes in the interest rate environment will be successful, and thus there is no assurance that a Fund will achieve its investment objective.

     The Government Fund, the Intermediate Term Bond Fund and the Short Term Bond Fund may purchase put options and sell covered call options on U.S. government debt securities as a hedge against adverse market conditions. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the Fund pays the current market price for the option (known as the option premium). A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. A Fund also may terminate a put option position by closing it out in the secondary market at its then current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. Writing calls generally is an advantageous strategy if the underlying prices remain the same or fall. Through receipt of the call option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

     Under normal circumstances, the U.S. Government Limited Duration Fund will maintain an average duration of no more than ten years. Average duration is the time-weighted average of the discounted cash flows generated by the bonds in the Fund's portfolio where each weight is the actual time that the Fund would have to wait to receive that cash flow.

Interest Rate Sensitivity: The investment income of each Fund is based on the income earned on the securities it holds, less expenses incurred; thus, a Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of a Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

NON-PRINCIPAL STRATEGIES AND RELATED RISKS:

Futures Contracts and Options on Futures: The U.S. Government Fund, the U.S. Government Intermediate Term Bond Fund and the U.S. Government Short Term Bond Fund may invest in futures contracts on U.S. government debt securities, and options on futures contracts, for hedging purposes only. Futures contracts and options on futures contracts pose additional risks. See the Statement of Additional Information for a description of the risks.

Investment Objective: The investment objective of each Fund is not fundamental, and may be changed by the Board of Trustees without shareholder approval. Any such change may result in a Fund having an investment objective different from what the shareholder considered appropriate at the time of investment in the Fund.

Lending of Portfolio Securities: Each Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. A Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and U.S. government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. A Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. A Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

When-Issued and Delayed Delivery Securities: Each Fund may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure of delivery of a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, a Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

Credit Risk: The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

                              FINANCIAL HIGHLIGHTS

     The following table should be read in conjunction with the audit report and financial statements included in the 2001 Annual Report to Shareholders. In addition to the data set forth below, further information about performance of the Funds is contained in the Annual Report which may be obtained without charge from the Funds' distributor. The presentation is for a share outstanding throughout each period ended April 30, except as indicated. The information for each period ended April 30 has been audited by Tait, Weller & Baker, the Funds' independent accountants.

                              Net Asset                    Realized      Dividends      Distributions                  Net Asset
                                Value         Net       and Unrealized    from Net           From       Liquidations     Value
                              Beginning    Investment   Gains (Losses)   Investment         Capital         From          End
                              Of Period      Income     of Investments     Income           Gains          Capital     of Period
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Limited Duration Fund
(formerly the U.S. Government Total Return Bond Fund)
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Period Ended April 30,
2001                            $ 8.84         0.27           0.54          (0.27)              --             --        $ 9.38
2000                              9.39         0.27          (0.58)         (0.24)              --             --          8.84
1999                             10.41         0.27          (0.83)         (0.27)          $(0.19)            --          9.39
1998                              9.84         0.36           1.40          (0.36)           (0.83)            --         10.41
1997 (1)                         10.00         0.27          (0.16)         (0.27)              --             --          9.84
CLASS C
Period Ended April 30,
2001                            $ 8.45         0.28           0.50          (0.28)              --             --        $ 8.95
2000                              8.99         0.23          (0.53)         (0.24)              --             --          8.45
1999 (2)                         10.00         0.28          (0.82)         (0.28)          $(0.19)            --          8.99

--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Period Ended April 30,
2001                            $ 9.41         0.35           0.32          (0.35)              --             --        $ 9.73
2000                              9.81         0.23          (0.40)         (0.23)              --             --          9.41
1999                             10.12         0.25          (0.19)         (0.25)          $(0.12)            --          9.81
1998                              9.74         0.26           0.43          (0.26)           (0.05)            --         10.12
1997 (1)                         10.00         0.18          (0.15)         (0.17)           (0.12)            --          9.74
CLASS C
Period Ended April 30,
2001 (6)                        $10.00       $ 0.27         $ 0.06         $(0.27)              --             --        $10.06

--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS B
Period Ended April 30,
2001 (7)                        $ 9.61         0.19           0.11          (0.19)              --          (9.72)           --
2000                              9.91         0.16          (0.30)         (0.16)              --             --          9.61
1999 (3)                         10.00         0.14           0.07          (0.18)          $(0.12)            --          9.91
1998 (4)*                         9.96         0.13           0.07          (0.13)              --         (10.03)           --
1997 (1)                         10.00         0.13          (0.03)         (0.13)           (0.01)            --          9.96
CLASS C
Period Ended April 30,
2001                            $ 9.73         0.33           0.36          (0.33)              --             --        $10.09
2000                             10.00         0.16          (0.27)         (0.16)              --             --          9.73
1999                              9.98         0.22           0.18          (0.26)          $(0.12)            --         10.00
1998                              9.91         0.22           0.07          (0.22)              --             --          9.98
1997 (5)                         10.00         0.09          (0.10)         (0.08)              --             --          9.91

--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Fund
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended April 30,
2001 (8)                        $10.00         0.02          (0.17)         (0.02)              --             --        $ 9.83

                                                                                                       Ratio of Net
                                                                                                        Investment
                                                                                         Ratio of         Income
                                              Net                        Ratio of Net    Expenses       (loss) to
                                             Assets        Ratio of       Investment    to Average     Average Net
                                             End of      Expenses to       Income to    Net Assets        Assets      Portfolio
                                Total        Period         Average         Average    (Excluding       (Excluding    Turnover
                               Return        (000)        Net Assets      Net Assets     Waivers)        Waivers)       Rate
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Limited Duration Fund
(formerly the U.S. Government Total Return Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Period Ended April 30,
2001                              9.27%     $   117           2.38%          3.48%            2.38%            3.48%    2,023%
2000                             (3.41)       1,226           2.46           2.99             2.46             2.99     4,365
1999                             (5.57)       1,285           2.43           2.98             2.43             2.98     1,226
1998                             18.16          280           2.66           3.41             2.66             3.41       252
1997 (1)                          1.09          387           2.33           3.82             2.33             3.82        76
CLASS C
Period Ended April 30,
2001                              9.33%         904           2.38%          3.48%            2.38%            3.48%    2,023%
2000                             (3.38)         869           2.46           2.99             2.46             2.99     4,365
1999 (2)                         (5.63)          67           2.43           2.98             2.43             2.98     1,226

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Period Ended April 30,
2001                              7.24%     $   340           2.52%          3.52%            2.52%            3.52%    1,967%
2000                             (1.72)         968           2.83           2.64             2.83             2.64     2,255
1999                              0.58        1,060           2.41           2.40             2.41             2.40       711
1998                              7.13          442           2.96           2.55             2.96             2.55       260
1997 (1)                          0.32        1,418           3.18           2.64             3.20             2.62       447
CLASS C
Period Ended April 30,
2001 (6)                          3.30%     $ 5,198           2.52%          3.52%            2.52%            3.52%    1,967%

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Short Term Bond Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Period Ended April 30,
2001 (7)                          3.12%          --           2.25%          3.35%            2.25%            3.35%      743%
2000                             (1.40)         104           3.55           2.00             3.55             2.00     1,265
1999 (3)                          2.11          106           2.48           2.40             2.48             2.40       258
1998 (4)*                         1.99           --           3.56           2.01             3.56             2.01        47
1997 (1)                          1.05          177           3.85           1.96             6.01            (0.20)      396
CLASS C
Period Ended April 30,
2001                              7.23%     $10,256           2.25%          3.35%            2.25%            3.35%      743%
2000                             (1.14)         718           3.55           2.00             3.55             2.00     1,265
1999                              4.01           39           2.48           2.40             2.48             2.40       258
1998                              2.93          158           3.26           2.22             3.49             1.99        47
1997 (5)                         (0.07)         302           3.53           1.74             5.55            (0.28)      256

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Fund
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Period Ended April 30,
2001 (8)                         (1.53)%    $ 6,756           2.46%          2.39%            2.46%            2.39%      144%

* Effective December 19, 1997, the sole shareholder liquidated all Class B shares.
(1) Commenced operations on September 3, 1996. All ratios, except total return, for the period have been annualized.
(2) Commenced operations on May 13, 1998. All ratios, except total return, for the period have been annualized.
(3) Commenced operations on September 17, 1998. All ratios, except total return, for the period have been annualized.
(4) For the period May 1, 1997 to December 19, 1997. All ratios, except total return, for the period have been annualized.
(5) Commenced operations on November 7, 1996. All ratios, except total return, for the period have been annualized.
(6) Commenced operation on August 4, 2000. All ratios except total return, for the period have been annualized.
(7)  All shares of Class B were redeemed on November 20, 2000.
(8)  Commenced operations on April 04, 2001.

                                 PRIVACY POLICY

The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUNDS COLLECT. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUNDS DISCLOSE. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                               INVESTMENT ADVISOR
                    Pauze Swanson Capital Management Co. (TM)
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014

                         ADMINISTRATOR & TRANSFER AGENT
                             Champion Fund Services
                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014

                                   DISTRIBUTOR
                            B.C. Ziegler and Company
                                215 North Main St
                           West Bend, Wisconsin 53095

                                    CUSTODIAN
                                Firstar Bank, N.A
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                   ACCOUNTANTS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                       Brown, Cummins & Brown Co., L.P.A.
                                3500 Carew Tower
                                 441 Vine Street
                             Cincinnati, Ohio 45202

                                 PAUZE FUNDS(TM)

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

     Call the Funds at 800-327-7170 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) from the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call the SEC at 202-942-8090 for room hours and operation. You may also obtain Fund information on the SEC's Internet site at http:\\www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act # 811-08148

                       STATEMENT OF ADDITIONAL INFORMATION

                                 PAUZE FUNDS(TM)

                           PAUZE U.S. GOVERNMENT FUND
                   PAUZE U.S. GOVERNMENT LIMITED DURATION FUND
                PAUZE U.S. GOVERNMENT INTERMEDIATE TERM BOND FUND
                   PAUZE U.S. GOVERNMENT SHORT TERM BOND FUND


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus of the Funds dated April 1, 2001. This SAI incorporates by reference the financial statements and independent auditor's report from the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2001 ("Annual Report"). A free copy of the prospectus and Annual Report can be obtained by writing the Funds at 14340 Torrey Chase, Suite 170, Houston, TX 77014-1024 or by calling the Funds at (800) 327-7170.

     The date of this Statement of Additional Information is September 1, 2001.


                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................

INVESTMENT OBJECTIVES AND POLICIES...........................................


PORTFOLIO TURNOVER...........................................................

PORTFOLIO TRANSACTIONS.......................................................


MANAGEMENT OF THE TRUST......................................................

PRINCIPAL HOLDERS OF SECURITIES..............................................


INVESTMENT ADVISORY SERVICES.................................................

ADMINISTRATOR SERVICES.......................................................


TRANSFER AGENCY AND OTHER SERVICES...........................................


12b-1 PLAN OF DISTRIBUTION...................................................


ADDITIONAL INFORMATION ON REDEMPTIONS........................................

CALCULATION OF PERFORMANCE DATA..............................................


TAX STATUS...................................................................

CUSTODIAN....................................................................

INDEPENDENT ACCOUNTANTS......................................................

FINANCIAL STATEMENTS.........................................................

                               GENERAL INFORMATION

     Pauze Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized on October 15, 1993 under the laws of the Commonwealth of Massachusetts. The Board of Trustees of the Trust (the "Trustees") has the power to create additional series, or divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust. Each series is authorized to issue four classes of shares. Each series represents a separate diversified portfolio of securities (collectively referred to herein as the "Portfolios" or "Funds" and individually as a "Portfolio" or "Fund").

     The assets received by the Trust from the issue or sale of shares of each Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio. They constitute the underlying assets of the Portfolio, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Portfolio. In the event additional portfolios are created, any general expenses of the Trust, not readily identifiable as belonging to the Portfolio, shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Shares represent a proportionate interest in the Portfolio. Shares of each Portfolio have been divided into classes with respect to which the Trustees have adopted allocation plans regarding expenses specifically attributable to a particular class of shares. Subject to such an allocation, all shares are entitled to such dividends and distributions, out of the income belonging to the Portfolio, as are declared by the Trustees. Upon liquidation of the Trust, shareholders of the Portfolio are entitled to share pro rata, adjusted for expenses attributable to a particular class of shares, in the net assets belonging to the Portfolio available for distribution.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which the Trustees determine shareholder vote is necessary or desirable. Whether appointed by prior Trustees or elected by shareholders, an "Independent" Trustee serves as Trustee of the Trust for a period of six years. However, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. A Trustee whose term is expiring may be re-elected. Thus, shareholder meetings will ordinarily be held only once every three years unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset values of each Portfolio's shares. On matters affecting an individual Portfolio, a separate vote of shareholders of the Portfolio is required. On matters affecting an individual class of shares, a separate vote of shareholders of the class is required.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     Shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The  following  information   supplements  the  discussion  of  the  Funds'
investment objectives and policies in the Funds' prospectus.

INVESTMENT RESTRICTIONS

     The U.S. Government Limited Duration Fund, the U.S. Government Intermediate Term Bond Fund and the U.S. Government Short Term Bond Fund will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the applicable Fund, which, as used herein, means the lesser of: (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy; or
(2) more than 50% of the Fund's outstanding shares.

     The U.S. Government Limited Duration Fund, the U.S. Government Intermediate Term Bond Fund and the U.S. Government Short Term Bond Fund may not:

     (1)  Issue senior securities.

     (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

     (3)  Underwrite the securities of other issuers.

     (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

     (5) Engage in the purchase or sale of commodities or commodity contracts; except that each of the Intermediate Term Bond Fund and the Short Term Bond Fund may invest in bond futures contracts and options on bond futures contracts for bona fide hedging purposes.

     (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

     (7) Purchase any security on margin, except that it may obtain such short term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity in the Intermediate Term Bond Fund and Short Term Bond Fund utilizing financial futures and related options.

     (8)  Make short sales.

     (9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry, except that this restriction does not apply to debt obligations of the United States government which are protected by the full faith and credit of the U.S. government.

     (10) (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the U. S. government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

     The U.S. Government Fund will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of: (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy; or (2) more than 50% of the Fund's outstanding shares.

     The U. S. Government Fund may not:

     (1)  Issue  senior  securities.   This  limitation  is  not  applicable  to
activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     (2) Borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund have an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     (3) Underwrite the securities of other issuers. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     (4) Purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     (5) Engage in the purchase or sale of commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     (6) Lend its assets, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

     (7)  Invest  more than 25% of its total  assets in a  particular  industry.
This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     The following investment restrictions have been adopted with respect to the U.S. Government Limited Duration Fund, the U.S. Government Intermediate Term Bond Fund, the U.S. Government Short Term Bond Fund and the U.S. Government Fund, and may be changed by the Board of Trustees without a shareholder vote.

     The Funds may not:

     (1)  Invest in warrants to purchase common stock.

     (2)  Invest  in  companies  for  the  purpose  of  exercising   control  or
management.

     (3) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

     (4) Participate on a joint or joint and several basis in any trading account.

     (5)  Invest in any foreign securities.

     (6)  Invest more than 15% of its total net assets in illiquid securities.

     (7)  Invest in oil, gas or other mineral leases.

     (8) In connection with bona fide hedging activities, neither the U.S. Government Intermediate Term Bond Fund nor the U.S. Government Short Term Bond Fund will invest more than 5% of its assets as initial margin deposits or premiums for futures contracts and provided that said Funds may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions represent not more than 100% of a Fund's assets. The U.S. Government Limited Duration Fund does not invest in options or futures.

     In addition, the following investment restrictions have been adopted with respect to the U.S. Government Fund, and may be changed by the Board of Trustees without a shareholder vote.

     The U.S. Government Fund may not:

     (1) Purchase any security on margin, except that it may obtain such short term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity utilizing financial futures and options.

     (2)  Make short sales.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

     The following discussion of the investment objectives, policies and risks associated with the Funds supplements the discussion in the prospectus.

ZERO COUPON BONDS


     Each Fund may invest in bonds that are "zero coupon" United States government securities (which have been stripped of their unmatured interest coupons and receipts). The Fund will only invest in "zeros" which are issued by the United States Treasury or United States government agencies, and not those issued by broker-dealers or banks. The Fund will not invest in Interest Only or Principal Only ("IOs" or "POs") mortgage-backed securities or derivative products. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of United States government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is accrued as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets, or, if necessary, from the proceeds of sales of portfolio securities.


REPURCHASE AGREEMENTS


     Each Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters insolvency proceedings, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declines prior to liquidation. To minimize the risk of loss, each Fund will enter into repurchase agreements only with institutions and dealers which are considered creditworthy.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     The Intermediate Term Bond Fund, the Short Term Bond Fund and the U.S. Government Fund may invest in future contracts and options on futures contracts. Futures contracts and options may be used for several reasons: to hedge securities held to effectively reduce the average weighted maturity; to maintain cash reserves while remaining fully invested; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. The Funds may not use futures contracts or options transactions to leverage assets.

     The Intermediate Term Bond Fund, the Short Term Bond Fund and the U.S. Government Fund may purchase or sell options on individual securities, may enter into trading in options on futures contracts, may purchase put or call options on futures contracts, and may sell such options in closing transactions.

     The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the U.S. government securities held by a Fund and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of a Fund's underlying securities. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.


     An option will not be purchased for a Fund if, as a result, the aggregate initial margins and the premiums paid for all options on futures and futures contracts that a Fund owns would exceed 5% of its net assets at the time of such purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.


     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, then to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.


     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC, as applicable to a Fund, require that all of its futures transactions constitute bona fide hedging transactions. A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, it is expected that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs usually are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

     A Fund will not enter into futures contract transaction to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts and premiums paid for all options and futures contracts exceed 5% of its net assets at the time of the transaction. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 100% of the Fund's total assets.

RISK FACTORS IN FUTURES TRANSACTIONS


     Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.


     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Fund are engaged in only for hedging purposes, Pauze Swanson Capital Management Co., the Funds' Investment Advisor, does not believe that the Funds are subject to the risks of loss frequently associated with leveraged futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Fund has identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long term capital gain or loss and 40% short term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or other income derived with respect to the Fund's business of investment in securities or currencies.

     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

SEGREGATED ASSETS AND COVERED POSITIONS


     When purchasing futures contracts, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the Funds will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to a Fund's when-issued or delayed delivery commitments.

     The restricted cash or liquid securities will either be identified as being restricted in a Fund's accounting records or physically segregated in a separate account at the Trust's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by the Fund.

     Fund assets need not be segregated if a Fund "covers" the futures contract or call option sold. For example, the Fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. The Fund may also cover this position by holding a call option permitting the Fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.


     A Fund could cover a call option which it has sold by holding the same security underlying the call option. A Fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the Fund. The Fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The Fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

BORROWING

     Each Fund may borrow from a bank up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) as a temporary measure for extraordinary purposes. To the extent that a Fund borrows money, the Fund will be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark index. Each Fund will repay any money borrowed in excess of 33 1/3% of the value of its total assets prior to purchasing additional portfolio securities.

                               PORTFOLIO TURNOVER

     Pauze Funds' Investment Advisor buys and sells securities for the Fund to accomplish its investment objectives. The Funds' investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds' investments may also be traded to take advantage of perceived short term disparities in market values or yields among securities of comparable quality and maturity.

     A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover rates are set forth in the "Financial Highlights" portion of the prospectus. High portfolio turnover in any given year indicates a substantial amount of short term trading, which will result in payment by the Fund from capital of above-average amounts of markups to dealers and could result in the payment by shareholders of above-average amounts of taxes on realized investment gain. These factors may negatively affect a Fund's performance. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

                             PORTFOLIO TRANSACTIONS

     Applicable law requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security and the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis). When transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities for a Fund usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.


     As all portfolio securities transactions were executed with principals, none of the Funds paid brokerage fees for the fiscal years ended April 30, 1999 through April 30, 2001.


                             MANAGEMENT OF THE TRUST

     The business and affairs of the Funds are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers of the Trust. The Trustees and Officers of the Trust, and their principal occupations during the past five years, are set forth below:

NAME, ADDRESS & AGE           TRUST POSITION      PRINCIPAL OCCUPATION
-------------------           --------------      --------------------

Philip C. Pauze **            President and       Chairman of Pauze, Swanson & Associates
14340 Torrey Chase Blvd.      Trustee             Investment Advisors, Inc., d/b/a Pauze
Suite 170                                         Swanson Capital Management Co., an asset
Houston, Texas 77014                              management firm specializing in
Year of Birth: 1941                               management of fixed income portfolios
                                                  since February 2001; President from
                                                  April 1993 to February 2001. President
                                                  and a Trustee of AmeriSen Funds, a
                                                  registered investment company, since
                                                  December 2000.

                                       10

Nancy Szidlowski              Treasurer,          Director of Administration and Fund
14340 Torrey Chase            Chief               Accounting of Champion Fund Services
Houston, TX 77014             Accounting          since December 2000. Accountant in the
Year of Birth: 1951           Officer             mutual fund accounting department at
                                                  American General Financial Group, an
                                                  insurance company, from April 1999
                                                  through December 2000. Lead Accountant
                                                  of the mutual fund accounting department
                                                  at Van Kampen Investments, a mutual fund
                                                  company, from March 1994 through April
                                                  1999.

Patricia S. Dobson**          Secretary and       President of Champion Fund Services
14340 Torrey Chase            Trustee             since February 2001; Vice President from
Houston, TX  77041                                March 1999 to February 2001. Vice
Year of Birth:  1943                              President of Pauze, Swanson & Associates
                                                  Investment Advisors, Inc. from 1996 to
                                                  February 2001. Assistant Vice President
                                                  of Pauze Swanson from 1995 to 1996.

Paul J. Hilbert               Trustee             Attorney with the firm of Paul J.
2301 FM 1960 West                                 Hilbert & Associates, Houston, Texas,
Houston, TX 77068                                 practicing civil law since 1975.
Year of Birth: 1949                               Legislator, Texas House of
                                                  Representatives since 1982.

Wayne F. Collins              Trustee             Retired. From September 1991 to February
32 Autumn Crescent                                1994 was Vice President of Worldwide
The Woodlands, TX  77381                          Business Planning of the Compaq Computer
Year of Birth: 1941                               Corporation. Served Compaq Computer
                                                  Corporation as Vice President of
                                                  Materials Operations from September 1988
                                                  to September 1991; Vice President,
                                                  Materials and Resources from April 1985
                                                  to September 1991; Vice President,
                                                  Corporate Resources from June 1983 to
                                                  September 1988.

Robert J. Pierce              Trustee             Richard Pierce Funeral Service since
1791 #2 Silverado Trail                           1967, serving in such capacities as
Napa, CA  94558                                   President and General Manager. In
Year of Birth: 1945                               addition, in June 1997, became Vice
                                                  President (Western Division) and Chief
                                                  Operating Officer (Northern California
                                                  Region) of Stewart Enterprises, Inc.

E. Malcolm Thompson, Jr.      Trustee             President of Malcolm Thompson and
14505 Torrey Chase Blvd.                          Associates, Inc., a fee- based actuarial
Suite 301                                         consulting firm which provides services
Houston TX 77014                                  primarily for retirement plans, since
Year of Birth: 1939                               1981.


     ** This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.


     Trustee fees are Trust expenses and each portfolio pays a portion of the Trustee fees. The compensation paid to the Trustees of the Trust for the fiscal year ended April 30, 2001 is set forth below.

                                                              TOTAL COMPENSATION
                                 AGGREGATE COMPENSATION       FROM THE TRUST
     NAME                        FROM THE TRUST               AND FUND COMPLEX
     ----                        --------------               ----------------
     Philip C. Pauze             $0                           $0
     Patricia S. Dobson          $0                           $0
     Paul J. Hilbert             $14,375                      $14,375
     Wayne F. Collins            $14,875                      $14.875
     Gordon Anderson             $15,875                      $15,875
     Robert J. Pierce            $15,875                      $15,875


                         PRINCIPAL HOLDERS OF SECURITIES


     Other than indicated below, as of August 30, 2001, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Pauze Funds(TM). The Trust is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Pauze Funds(TM) as of August 29, 2001:

                         PRINCIPAL HOLDERS OF SECURITIES

     As of August 30, 2001, shareholders with more than 5% ownership in each portfolio by fund.

                                                                      Type of
Class       Name & Address of Owner                      % Owned      Ownership
-----       -----------------------                      -------      ---------

                   Pauze U.S. Government Limited Duration Fund
                   -------------------------------------------

No Load     Donaldson Lufkin Jenrette                     53.08%       Record
            P O Box 2052
            Jersey City, NJ 07303-9998

No Load     Strafe & Company                              15.22%       Record
            F/A/O Cooper Agency
            P.O. Box 160
            Westerville, OH  43086

No Load     CFTOC, Nominee                                10.89%       Record
            FBO Hamilton Funeral Service Center
            Dba Fitzhenry's Funeral Home & Crematory
            P O Drawer 1410
            Ruston, LA 71273

No Load     SEI Trust Company                              8.14%       Record
            FBO: 601 Banks
            One Freedom Valley Dr.
            Oaks, PA 19456

No Load     National Financial Services Corp.              7.60%       Record
            Attention: Mutual Funds
            200 Liberty St. 5th  Floor
            New York, NY 10281

Class B     SEI Trust Company                            100.00%       Record
            FBO 601 Banks
            One Freedom Valley Dr
            Oaks, PA 19456

Class C     Comerica Bank Escrow Agent FBO                48.31%       Record
            MMC Non-Grantor Account
            411 W. Lafayette, MC3446
            Detroit, MI 48226

Class C     Comerica Bank Escrow Agent FBO                47.89%       Record
            MMC Grantor Account
            411 W. Lafayette, MC3446
            Detroit, MI 48226

                Pauze U.S. Government Intermediate Term Bond Fund
                -------------------------------------------------

No Load     Strafe & Company                              77.59%       Record
            F/A/O Cooper Agency
            P.O. Box 160
            Westerville, OH  43086

No Load     CFTOC, Nominee                                18.43%       Record
            FBO Hamilton Funeral Service Center
            Dba Fitzhenry;s Funeral Home & Crematory
            P O Drawer 1410
            Ruston, LA 71273

Class B     SEI Trust Company                             81.84%       Record
            FBO: 601 Banks
            One Freedom Valley Dr.
            Oaks, PA 19456

Class B     Donaldson Lufkin Jenrette                      7.52%       Record
            P O Box 2052
            Jersey City, NJ 07303-9998

Class C     Neptune Mgmt Corp                            100.00%       Record
            107 North Trenton Street
            Ruston, LA 71270

                   Pauze U.S. Government Short Term Bond Fund
                   ------------------------------------------

No Load     Strafe & Company                              50.75%       Record
            F/A/O Cooper Agency
            P.O. Box 160
            Westerville, OH  43086

No Load     CFTOC, Nominee                                34.24%       Record
            FBO Hamilton Funeral Service
            dba Fitzhenry's Funeral Home &
            Crematory
            P O Box 1410
            Ruston, LA 71273

No Load     Donaldson Lufkin Jenrette                      6.18%       Record
            P O Box 2052
            Jersey City, NJ

Class C     Neptune Mgmt Corp                             92.56%       Record
            107 North Trenton Street
            Ruston, LA 71270

                           Pauze U.S. Government Fund
                           --------------------------

Class C     RSBCO Cust. FBO                              100.00%       Record
            Neptune Mgmt Corp.
            107 North Trenton Street
            Ruston, LA 71270

     As of August 30, 2001, as a result of the beneficial ownership described above, Donaldson Lufkin Jenrette may be deemed to control the Limited Duration Fund (it beneficially owns 53% of the No Load shares of the Fund) and SEI Trust Company may be deemed to control the Limited Duration Fund, Class B and Comerica Bank may be deemed to control the Limited Duration Fund, Class C. Strafe & Company may be deemed to control the Intermediate Term Bond Fund, No Load, SEI Trust Company may be deemed to control the Intermediate Term Bond Fund, Class B, Neptune Management Company may be deemed to control the Intermediate Term Bond Fund, Class C. Strafe & Company may be deemed to control the Short Term Bond Fund, No Load, the Neptune Management Company may be deemed to control the Short Term Bond Fund, Class C. RSBCO may be deemed to control to US Government Fund, Class C. As the controlling shareholders, they would control the outcome of any proposal submitted to the shareholders for approval, including changes to each Fund's fundamental policies or the terms of the management agreement with the Funds' adviser.


                          INVESTMENT ADVISORY SERVICES

     Pauze, Swanson & Associates Investment Advisors, Inc., d/b/a Pauze Swanson Capital Management Co., an investment management firm (the "Advisor"), pursuant to an Advisory Agreement, provides investment advisory and management services to the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Advisor or its affiliates.


     The Advisory Agreement for the U.S. Government Limited Duration Fund, the U.S. Government Intermediate Term Bond Fund and the U.S. Government Short Term Bond Fund was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") and by vote of a majority of the outstanding voting securities of the Limited Duration Fund in May 1996. The terms of the votes approving the Advisory Agreement provide that it will continue until October 31, 1997, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 (the "Act")) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement was approved with respect to the Intermediate Term Bond Fund and the Short Term Bond Fund during March 1996.


     The Advisory Agreement for the U.S. Government Fund was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") and by vote of a majority of the outstanding voting securities of the U.S. Government Fund in March 2001. The terms of the votes approving the Advisory Agreement provide that it will continue until December 31, 2002, and from year to year thereafter, subject to annual approval by (i) the Board or
(ii) a vote of a majority of the outstanding voting securities of the Fund, provided that in either event continuance is also approved by a majority of the disinterested Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.


     Each Advisory Agreement with the Trust provides for each Fund to pay the Advisor an annual management fee equal to a percentage of the Fund's average net assets (1/12 of the applicable percentage monthly) as follows: the U.S. Government Fund and the Limited Duration Fund 0.60% on the first $100 million, 0.50% on the next $150 million, 0.45% on the next $250 million and 0.40% on net assets in excess of $500 million; the Intermediate Term Bond Fund, 0.50%; and the Short Term Bond Fund, 0.50%.

     For the period April 4, 2001 (commencement of operations) through April 30, 2001, the Trust, on behalf of the U.S. Government Fund, paid the Advisor fees of $2,901.

     For the fiscal years ended April 30, 1999, 2000 and 2001, the Trust, on behalf of the Limited Duration Fund, paid the Advisor fees of $414,189, $356,940 and $371,333, respectively.

     For the fiscal years ended April 30, 1999, 2000 and 2001, the Trust, on behalf of the Intermediate Term Bond Fund, paid the Advisor fees of $38,820, $33,298 and $35,689, respectively.

     For the fiscal years ended April 30, 1999, 2000 and 2001, the Trust, on behalf of the Short Term Bond Fund, paid the Advisor fees of $19,205, $9,169 and $42,759, respectively.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Securities and Exchange Commission.


                                THE ADMINISTRATOR

     Fund Services Inc., ("FSI") d/b/a Champion Fund Services, 14340 Torrey Chase Blvd., Suite 170 Houston, Texas 77014, under an Administration Agreement with the Trust dated July 1, 1999, administers the affairs of the Trust. Philip
C. Pauze, Chairman of the Board of FSI is the President and a Trustee of the Trust. Patricia S. Dobson,

President of FSI, is the Secretary and a Trustee of the Trust. Fund Services, Inc. assumed responsibilities as Administrator effective July 1, 1999.

     Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, FSI supervises parties providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.


     The Administration Agreement provides for the Trust to pay the Administrator an annual fee of $175,000, which is allocated among all of the funds of the Trust pro rata based on their respective net assets. For the period July 1, 1999 through April 30, 2000, and for the fiscal year ended April 30, 2001, FSI received $119,640 and $145,000, respectively, from the Trust for these services. FSI also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation.


                        TRANSFER AGENT AND OTHER SERVICES


     FSI, under a Transfer Agency and Shareholder Services Agreement with the Trust dated July 1, 1999, provides transfer agency, dividend disbursing, and shareholder services to the Funds. The Transfer Agency Agreement provides for the Trust to pay FSI an annual base fee of $90,000, plus $18 per open shareholder account, plus $1 per shareholder account with 12b-1 fees, plus $1 per shareholder account with front end or back end sales charges, and plus $1 per account in non-annual dividend funds. For the period July 1, 1999 through April 30, 2000, and for the fiscal year ended April 30, 2001, FSI received $103,010 and $93,955, respectively, from the Trust for these accounting services.

     FSI, under an Accounting Services Agreement with the Trust dated July 1, 1999, also provides accounting services to the Funds. The Accounting Services Agreement provides for the Trust to pay FSI an annual fee of $125,000, plus an annual asset based base fee of 0.08% on the second $100 million of assets, 0.06% on the next $300 million, 0.04% on the next $500 million and 0.02% on assets over $1 billion. For the period July 1, 1999 through April 30, 2000, and for the fiscal year ended April 30, 2001, FSI received $103,010 and $125,000, respectively, from the Trust for these accounting services.


                           12b-1 PLAN OF DISTRIBUTION

     A separate plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for each Fund, with separate provisions for each class of shares. Each plan provides that the applicable Fund may engage in any activity related to the distribution of its shares. These activities may include, among others: (a) payments to securities dealers and others that are engaged in the sale of shares, or that may be advising shareholders regarding the purchase, sale or retention of shares; (b) payments to securities dealers and others that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (c) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholders support services not otherwise provided by the Trust's transfer agent; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders; and (e) costs of formulating and implementing marketing and promotional activities. Payments to a securities dealer or other entity generally will be based on a percentage of the value of Fund shares held by clients of the entity.


     Expenses which the Funds incur pursuant to the Distribution Plans are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plans are reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plans ("Qualified Trustees"). Any amendment that materially increases the amount of expenditures permitted under the Distribution Plan must be approved by a majority of the outstanding voting securities of the applicable class. A Distribution Plan may be terminated at any time as to any class by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the applicable class.

     The following table provides information regarding the amount and manner in which amounts paid by the Funds under the previous Distribution Plans were spent during the fiscal year ended April 30, 2001.

                                      U.S.      LIMITED       INT.       SHORT
                                      GOV.     DURATION       TERM        TERM
                                      FUND       FUND         BOND        BOND
                                                              FUND        FUND

Advertising, Printing Promotion     $    282    $ 38,454    $ 13,440    $ 14,736
Administrative Service Fees         $      0    $111,129    $  1,727    $  1,018
Class B Shares Financing            $      0    $  6,348    $  5,573    $    452
Compensation to Dealers             $  3,628    $ 43,996    $ 29,185    $ 63,274
Other                               $    927    $      0    $      0    $      0


     The Trust expects that the Distribution Plans will be used to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders and to compensate broker-dealers for sales and promotional services. Shareholders of the Funds will benefit from these services and the Trust expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                                   DISTRIBUTOR


     On July 1, 1999, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with B. C. Ziegler and Company ("Ziegler"), pursuant to which Ziegler has agreed to act as the Trust's agent in connection with the distribution of Fund shares. In addition, Ziegler provides certain administrative support services. For such services, Ziegler will be paid a fixed annual fee of $30,000 and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.


                      ADDITIONAL INFORMATION ON REDEMPTIONS

     Suspension of Redemption Privileges: the Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the bond markets are closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or not reasonably practicable to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

     A Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 P(1 + T)^n  = ERV

Where:    P    = a hypothetical initial payment of $1,000
          T    = average annual total return
          n    = number of years (exponential number)
          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The calculation assumes the deduction of the maximum CDSC (for Class B shares). The results do not take into account charges for optional services which involve nominal fees (such as wire redemption fees).

For the period ended April 30, 2001, the average annual total returns were:
                                                                         Since
                                                    1 Year    5 Year   Inception
                                                    ------    ------   ---------
Pauze U. S. Government Fund
   No Load Shares (Inception 4/4/01)                  n/a       n/a       n/a
   Class B Shares (Inception 4/4/01)                  n/a       n/a       n/a
   Class C Shares (Inception 4/4/01)                  n/a       n/a     (18.84%)

Pauze U. S. Government Limited Duration Fund
   No Load Shares (Inception 1/10/94)                9.78%     4.06%     3.69%
   Class B Shares (Inception 9/3/96)                 5.52%      n/a      3.39%
   Class C Shares (Inception 5/13/98)                9.33%      n/a     (0.10)%

Pauze U. S. Government Intermediate Term Bond Fund
   No Load Shares (Inception 10/10/96)               8.10%      n/a      3.51%
   Class B Shares (Inception 9/3/96)                 3.49%      n/a      2.40%
   Class C Shares (Inception 8/4/00)                  n/a       n/a      4.50%

Pauze U. S. Government Short Term Bond Fund
   No Load Shares (Inception 9/3/96)                 8.08%      n/a      3.69%
   Class B Shares (Inception 9/3/96)*               (0.26)%     n/a      0.13%
   Class C Shares (Inception 11/7/96)                7.23%      n/a      2.86%

*All shares of the Short Term Bond Fund Class B were redeemed on November 20, 2000. The Short Term Bond Fund Class B discontinued operations from December 20, 1997 through September 16, 1998.

     The total returns for the U.S. Government Fund No-load shares, Class B, and Class C shares for the period April 4, 2001 (commencement of operations) through April 30, 2001 were n/a, n/a and (1.53)%, respectively.

     The total returns for the Limited Duration Fund No-load shares, Class B, and Class C shares for the fiscal year ended April 30, 2001 were 9.78%, 9.27% and 9.33%, respectively.

     The total returns for the Intermediate Term Bond Fund No-load shares, Class B, and Class C shares for the fiscal year ended April 30, 2001 were 8.10%, 7.24% and 3.30%, respectively.

     The total returns for the Short Term Bond Fund No-load shares, Class B shares, and Class C shares for the fiscal year ended April 30, 2001 were 8.08%, 3.12%, and 7.23%, respectively.


YIELD

     A Fund may also advertise performance in terms of a 30-day yield quotation. A Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then

"annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio and all recurring charges are recognized.

     The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                       YIELD = 2 [ ((A - B)/CD + 1)^6 - 1]

Where:    A    = dividends and interest earned during the period
          B    = expenses accrued for the period (net of reimbursement)
          C    = the  average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends
          D    = the  maximum  offering  price  per share on the last day of the period

     The standard total return and yield results for another class may not take into account the additional Rule 12b-1 fees for Class B and Class C shares. The performance of Class B and Class C shares will be lower than that of the other class of shares. Further, the results for other classes may not take into account the CDSC for the Class B shares. These fees have the effect of reducing the actual return realized by shareholders.


     The Limited Duration Fund's 30-day yields for its No-load shares, Class B shares and Class C shares for the 30 days ending April 30, 2001 were 4.12%, 3.35%, and 2.97%, respectively.

     The Intermediate Term Bond Fund's 30-day yields for its No-load shares, Class B shares and Class C shares for the 30 days ending April 30, 2001 were 4.00%, 3.29% and 3.16, respectively.

     The Short Term Bond Fund's 30-day yields for its No-load shares, and Class C shares for the 30 days ending April 30, 2001 were 2.76%, and 1.94%, respectively.

     The U.S. Government commenced operations on April 4, 2001, therefore there were no 30-day yields for its No-load shares, Class B shares and Class C shares for the 30 days ending April 30, 2001.


NONSTANDARDIZED TOTAL RETURN

     A Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of a Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales charge, or charges for optional services which involve nominal fees, which would reduce the quoted performance if included. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

     A Fund may also include in advertisements data comparing performance with bond or other indices, or with other mutual funds (as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds). For example, a Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, to Moody's Bond Survey Bond Index or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barron's magazine may also be used in comparing performance of a Fund.

                                   TAX STATUS

TAXATION OF THE FUNDS -- IN GENERAL

     As stated in its prospectus, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Funds intend to make such distributions as are necessary to avoid imposition of this excise tax.


TAXATION OF THE FUNDS' INVESTMENTS


     For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Fund, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

     Debt securities may be purchased by a Fund at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest income for purposes of the 90% test to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.

     A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount unless the Fund makes the election to include market discount currently. Because a Fund must take into account the original issue discount for purposes of satisfying various requirements for qualifying as a regulated investment company under Subchapter M of the Code, it will be more difficult for the Fund to make the distributions to maintain such status and to avoid the 4% excise tax described above. To the extent that a Fund holds zero coupon or deferred interest bonds in its portfolio or bonds paying interest in the form of additional debt obligations, the Fund would recognize income currently even though the Fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

     A Fund may purchase debt securities at a premium (i.e., at a purchase price in excess of face amount). The premium may be amortized if the Fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

     All Shareholders will be notified annually regarding the tax status of distributions received from a Fund.

TAXATION OF THE SHAREHOLDER

     Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. Since none of the net investment income of the Fund is expected to arise from dividends on domestic common or preferred stock, none of the Funds' distributions will qualify for the 70% corporate dividends-received deduction.

     Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of a Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long term capital loss to the extent of the long term capital gain recognized.

TAX IDENTIFICATION NUMBER

     The Trust is required by federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gains distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the transfer agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.


     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, a Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.


OTHER TAX CONSIDERATIONS


     Distributions to shareholders may be subject to additional state, local and non-U.S. government taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by a Fund to the extent such distributions are derived from interest on direct obligations of the United States government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of a Fund.


                                    CUSTODIAN


     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safe keeps their portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.


                             INDEPENDENT ACCOUNTANTS


     Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103, has been selected as independent accountants for the Trust for the fiscal year ending April 30, 2002. Tait, Weller & Baker performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                              FINANCIAL STATEMENTS


     The Trust was established on October 15, 1993 and commenced offering shares of the Limited Duration Fund (formerly the Total Return Bond Fund) in January 1994. The Trust commenced offering Class B and C shares of the Limited Duration Fund and No-load, Class B and Class C shares of the Intermediate Term Bond Fund and Short Term Bond Fund in August 1996. In addition, the Trust commenced offering No-load, Class B and Class C shares of the U.S. Government Fund in April 2001. The audited financial statements and auditor's report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to Shareholders for the period ended April 30, 2001. The Funds will provide the Annual Report without charge at written request or request by telephone.

PART C:   OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Articles of Incorporation.

     (i) Registrant's First Amended and Restated Master Trust Agreement, dated February 9, 1996, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

     (ii) Registrant's Amendment No. 1 to Registrant's First Amended and Restated Master Trust Agreement, dated April 9, 1996, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

     (iii) Registrant's Amendment No. 2 to Registrant's First Amended and Restated Master Trust Agreement, dated January 30, 1997, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (iv) Registrant's Amendment No. 3 to Registrant's First Amended and Restated Master Trust Agreement, dated April 30, 1997, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.


     (v) Registrant's Amendment No. 4 to Registrant's First Amended and Restated Master Trust Agreement, dated October 26, 1998, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (vi) Registrant's Amendment No. 5 to Registrant's First Amended and Restated Master Trust Agreement, dated March 23, 2001, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(b) By-laws. By-laws of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the First Amended and Restated Master Trust Agreement, as amended, and By-laws of the Registrant.

(d)  Investment Advisory Contracts.

     (i) Registrant's Amended and Restated Advisory Agreement with Pauze, Swanson & Associates Investment Advisors, Inc., dated June 1, 1996, for the Pauze U.S. Government Limited Duration Fund (formerly the U.S. Government Total Return Bond Fund), Pauze U.S. Government Intermediate Term Bond Fund and Pauze U.S. Government Short Term Bond Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  15,  is  hereby  incorporated  by reference.

     (ii) Registrant's Advisory Agreement with Pauze, Swanson & Associates Investment Advisors, Inc., dated April 1, 2001, for the Pauze U.S. Government Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(e)  Underwriting Contracts.

     (i)   Registrant's   Distribution   Agreement  with  the  advisor  and  the
underwriter, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

     (ii)  Form  of  Selling  Agreement,  which  was  filed  as  an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  16,  is  hereby  incorporated  by reference.

(f)  Bonus or Profit Sharing Contracts. None.

(g)  Custodian Agreements.

     (i) Registrant's Custodian Agreement with Firstar Bank, N.A., dated August 1, 1996, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7, is hereby incorporated by reference.

     (ii) Registrant's Revised Appendix A to Registrant's Custodian Agreement with Firstar Bank N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(h)  Other Material Contracts. None.


(i)  Legal Opinion.

     (i) Opinion and Consent of Counsel with respect to the Pauze U.S. Government Fund, the Pauze U.S. Government Limited Duration Fund, the Pauze U.S. Government Intermediate Term Bond Fund and the Pauze U.S. Government Short Term Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Consent of Counsel is filed herewith.


(j)  Other Opinions. Consent of Independent Accountants is filed herewith.

(k)  Omitted Financial Statements. None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.

     (i) Registrant's Rule 12b-1 Plan for the Pauze U.S. Government Limited Duration Fund (formerly the U.S. Government Total Return Bond Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

     (ii)   Registrant's   Rule  12b-1  Plan  for  the  Pauze  U.S.   Government
Intermediate Term Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

     (iii) Registrant's Rule 12b-1 Plan for the Pauze U.S. Government Short Term Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

     (iv)  Form  of  Service  Agreement,  which  was  filed  as  an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  16,  is  hereby  incorporated  by reference.


     (v) Registrant's Rule 12b-1 Plan for the Pauze U.S. Government Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. Registrant's Amended and Restated Plan pursuant to Rule 18f-3, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(o)  Reserved.

(p) Codes of Ethics. Code of Ethics of the Registrant and the Advisor, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(q)  Powers of Attorney.

     (i) Powers of Attorney for the Trust, officers and Trustees, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, are hereby incorporated by reference.

     (ii) Power of Attorney for the Treasurer and Chief Accounting Officer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Information pertaining to persons controlled by or under common control with the Registrant is incorporated by reference to the Statement of Additional Information of the Pauze U.S. Government Fund, the Pauze U.S. Government Limited Duration Fund, the Pauze U.S. Government Intermediate Term Bond Fund and the Pauze U.S. Government Short Term Bond Fund and contained in Part B of the Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 25.  INDEMNIFICATION

(a) Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

          Philip C. Pauze
          Current Affiliations:

          PAUZE, SWANSON & ASSOCIATES INVESTMENT ADVISORS, INC.(TM) 14340 Torrey Chase, Suite 170 Houston, TX 77014
          President and Member of the Board of Directors:
          10/21/93 to Present

          PAUZE FUNDS(TM)
          P.O. Box 844
          Conshohocken, PA  19428
          President, Portfolio Manager, and Member Board of Directors:
          November 1, 1993 to Present

          B.C. ZIEGLER AND COMPANY
          215 North Main Street
          West Bend, WI  53095
          Broker/Dealer Branch Officer Manager: July 1999 to Present Licensed Registered Representative: July 1999 to Present

          Patricia S. Dobson
          Current Affiliations:

          PAUZE, SWANSON & ASSOCIATES INVESTMENT ADVISORS, INC.(TM) 14340 Torrey Chase, Suite 170 Houston, TX 77014
          Vice President:  December 1996 to Present
          Corporate Secretary and Member of the Board of Directors:
          May 19, 1997 to Present
          Assistant Vice President:  October 1995 to December 1996

          PAUZE FUNDS(TM)
          P.O. Box 844
          Conshohocken, PA  19428
          Assistant Secretary:  June 13, 1997 to Present

          B.C. ZIEGLER AND COMPANY
          215 North Main Street
          West Bend, WI  53095
          Licensed Registered Representative:  July 1999 to Present

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) B.C. Ziegler acts as distributor for Principal Preservation Portfolios, Inc.

(b) Information with respect to each director and officer of B.C. Ziegler and Co. is incorporated by reference to Schedule A of Form BD filed by it under the Securities and Exchange Act of 1934 (File No. 8-94).

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts and records maintained by the Registrant are kept at the Underwriter's office located at 215 North Main Street, West Bend, WI 53095; and the Advisor's office located at 14340 Torrey Chase Blvd., Suite 170 Houston, TX 77014-1024.

All accounts and records maintained by Firstar Bank N.A., custodian for Registrant, are maintained at 425 Walnut Street, Cincinnati, Ohio 45202.

ITEM 29.  MANAGEMENT SERVICES

None

ITEM 30.  UNDERTAKINGS

Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                 SIGNATURE PAGE
                                 --------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Houston, state of Texas, on the 31st day of August, 2001.

                                        PAUZE FUNDS

                                        By: /s/ Patricia S. Dobson
                                           -------------------------------------
                                           Patricia S. Dobson
                                           Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Wayne F. Collins, Trustee*                   Date:  August 31, 2001

Paul J. Hilbert, Trustee*

Robert J. Pierce, Trustee*

E. Malcolm Thompson, Jr., Trustee            *By: /s/ Patricia S. Dobson
                                                 -------------------------------
                                                 Patricia S. Dobson,
                                                 Attorney-in-Fact


/s/ Patricia S. Dobson                       Date:  August 31, 2001
-----------------------------------------
Patricia S. Dobson, Trustee and Secretary


/s/ Philip C. Pauze
-----------------------------------------
Philip C. Pauze, Trustee and President


Nancy K. Szidlowski                          Date:  August 31, 2001
-----------------------------------------
Nancy K. Szidlowski
Treasurer and Chief Accounting Officer

                                  EXHIBIT INDEX

                                                                        Page

1.   Consent of Counsel..............................................EX-99.23.ii
3.   Consent of Independent Accountants..............................EX-99.23.j